Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short-Term Investments Trust
Entity Central Index Key	0000205007
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000000503 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Institutional Class
Trading Symbol	TSPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000505 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Private Investment Class
Trading Symbol	TXPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Private Investment Class)	$44	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000504 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Personal Investment Class
Trading Symbol	TSSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$75	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%	[3]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000502 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Cash Management Class
Trading Symbol	TSMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Cash Management Class)	$27	0.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[4]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000506 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Reserve Class
Trading Symbol	TSVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%	[5]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Resource Class
Trading Symbol	TSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[6]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000029704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Corporate Class
Trading Symbol	TACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Corporate Class)	$22	0.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[7]
Net Assets	$ 1,465,166,774
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,499,621
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,465,166,774
Total number of portfolio holdings	41
Total advisory fees paid	$1,499,621

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Institutional Class
Trading Symbol	TRPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[8]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000526 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Private Investment Class
Trading Symbol	TPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Private Investment Class)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%	[9]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Personal Investment Class
Trading Symbol	TRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Personal Investment Class)	$75	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%	[10]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000523 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Cash Management Class
Trading Symbol	TRMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Cash Management Class)	$27	0.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[11]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000527 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Reserve Class
Trading Symbol	TREXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%	[12]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000528 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Resource Class
Trading Symbol	TRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[13]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000029707 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Corporate Class
Trading Symbol	TYCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Corporate Class)	$22	0.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[14]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000224185 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (CAVU Securities Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[15]
Net Assets	$ 31,372,599,486
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 40,041,347
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,372,599,486
Total number of portfolio holdings	50
Total advisory fees paid	$40,041,347

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Institutional Class
Trading Symbol	AGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Institutional Class)	$16	0.16%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%	[16]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Private Investment Class
Trading Symbol	GPVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Private Investment Class)	$47	0.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%	[17]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Personal Investment Class
Trading Symbol	AGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Personal Investment Class)	$73	0.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%	[18]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Cash Management Class
Trading Symbol	AGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Cash Management Class)	$25	0.24%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[19]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000499 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Reserve Class
Trading Symbol	AGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Reserve Class)	$105	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%	[20]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000500 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Resource Class
Trading Symbol	AGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Resource Class)	$33	0.32%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%	[21]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000029703 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Corporate Class
Trading Symbol	AGCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Corporate Class)	$20	0.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[22]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000224183 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (CAVU Securities Class)	$16	0.16%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%	[23]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000250407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Premier Class
Trading Symbol	AGIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco Government & Agency Portfolio (Premier Class)	$3	0.12%†
*	For the period June 7, 2024 (commencement of operations) to August 31, 2024. Expenses for a full reporting period would be higher.
**	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 3	[24]
Expense Ratio, Percent	0.12%	[25],[26]
Net Assets	$ 53,891,740,682
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 63,538,528
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$53,891,740,682
Total number of portfolio holdings	141
Total advisory fees paid	$63,538,528

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[24]	For the period June 7, 2024 (commencement of operations) to August 31, 2024. Expenses for a full reporting period would be higher.
[25]	Annualized.
[26]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.